PENSION AND OTHER POSTRETIREMENT BENEFITS - Pension Benefits (Details) - Pension ongoing income—non-service - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 223	$ 236
Accumulated benefit obligation	217	228
Fair value of plan assets	0	0
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	651	709
Accumulated benefit obligation	640	695
Fair value of plan assets	$ 275	$ 222